Supplementary Financial Statement Information - Schedule of General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of General and Administrative Expenses [Abstract]
Payroll expenses	$ 831	$ 912	$ 1,289
Compensation to directors	1,216	887	681
Professional fees	1,029	969	1,294
Office maintenance and office expenses	105	906	402
Insurance	351	567	895
Share Based Compensation	1,149	1,427	1,836
Other	232	471	707
Total General and administrative expenses	$ 4,913	$ 6,139	$ 7,104